GUARANTOR SUBSIDIARIES FINANCIAL STATEMENTS - Balance Sheets (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current assets:
Cash and cash equivalents	$ 651.2	$ 158.8	$ 98.5
Trade and other receivables	4.2	3.4
Current inventories	152.1	133.4
Other current financial assets	14.3	8.5
Other current non-financial assets	96.1	97.5
Current assets	917.9	401.6
Non-current assets:
Property, plant and equipment	6,684.8	5,952.9
Intangible assets and goodwill	396.4	392.2
Investments in associates	34.3	120.3
Deferred tax assets	98.1	80.8
Other non-current financial assets	88.7	15.2
Other non-current non-financial assets	202.6	154.2
Total assets	8,422.8	7,117.2
Current liabilities [abstract]
Trade and other current payables	240.4	219.5
Income taxes payable	45.0	18.3
Other current financial liabilities	78.8	131.1
Other current provisions	77.6	39.5
Current liabilities	441.8	408.4
Non-current liabilities [abstract]
Non-current portion of non-current borrowings	993.8	991.7
Non-current provision for decommissioning, restoration and rehabilitation costs	363.5	214.7
Deferred tax liabilities	1,229.1	1,041.4
Other non-current financial liabilities	109.7	98.0
Deferred tax liabilities	112.6	143.1
Total liabilities	3,250.5	2,897.3
Equity
Equity attributable to owners of parent	4,346.3	4,185.2
Non-controlling interests	826.0	34.7
Total equity	5,172.3	4,219.9	$ 4,023.7
Total liabilities and equity	$ 8,422.8	$ 7,117.2